Stock Compensation Plan - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011	Jul. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Options granted		4,264,036
Weighted average exercise price, Options granted		$ 7.54
Capitalized stock-based compensation		$ 0	$ 0
Stock based award to non-employees vesting period		6 years 11 months 8 days
Stock-based compensation expense	$ 0	$ 3,760,000	$ 1,986,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Options granted		4,264,036	1,086,065
Weighted average exercise price, Options granted		$ 3.24	$ 1.86
Aggregate intrinsic value, Exercised		$ 2,000,000	$ 600,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock options, granted		1,000,000
Description of performance stock options		The performance criteria relate to nine objectives specific to the role of the executive and were established and approved by the Board of Directors. Each of the performance-based stock options represents the contingent right to receive one share of the Company's common stock if the vesting conditions are satisfied. Compensation expense related to these grants is based on the grant date fair value of the award and recorded from the period that achievement is determined to be probable through the stated service period associated with the award. As of December 31, 2019, the Company considered one of the nine objectives probable of achievement and began recognizing expense for that portion of the award over the remaining service period.
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		0.00%
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		100.00%
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total repurchase liability related to unvested early exercised options		$ 300,000
Number of shares repurchased		0
Non Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Options granted		102,500	62,500
Stock-based compensation expense		$ 700,000	$ 500,000
Non Employee Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based award to non-employees vesting period		3 years
Non Employee Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based award to non-employees vesting period		1 year
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price of incentive stock option and nonqualified stock option granted to stockholder				10.00%
Minimum Percentage of estimated fair value of shares on date of grant				110.00%
Awards vesting period				10 years
Number of shares authorized (in shares)		12,628,347
Number of unissued shares remain available to grant (in shares)		2,061,984
Total unrecognized compensation cost related to unvested stock options granted		$ 10,400,000
Total unrecognized compensation cost, weighted average period		3 years 10 days
2011 Plan | Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period				5 years
2011 Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period				4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					6,750,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					612,150